Parent Only Financial Information - Condensed Statements of Income and Comprehensive Income Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income:
Interest on loans									$ 21,023	$ 19,441	$ 20,812
Total Income	8,657	8,583	8,310	8,187	8,263	8,600	8,940	9,590
Non-interest expenses	4,171	3,613	3,624	3,673	3,682	3,426	3,382	3,421	15,081	13,911	13,539
Income tax (benefit)	825	907	732	955	805	688	950	984	3,419	3,427	4,175
Net Income	1,557	1,755	1,405	1,748	1,528	1,514	1,748	1,820	6,465	6,610	7,877
Other comprehensive loss									(127)	(807)	(231)
Comprehensive Income									6,338	5,803	7,646
Parent Company [Member]
Income:
Dividends from subsidiary									5,000		8,000
Interest on loans									193	223	253
Interest on securities									43	101	148
Total Income									5,236	324	8,401
Non-interest expenses									650	592	841
Income (Loss) before Income Taxes and Equity in Undistributed Earnings of Subsidiary									4,586	(268)	7,560
Income tax (benefit)									(139)	(90)	(150)
Income (Loss) before Equity in Undistributed Earnings of Subsidiary									4,725	(178)	7,710
Equity in undistributed earnings of subsidiary									1,740	6,788	167
Net Income									6,465	6,610	7,877
Other comprehensive loss									(127)	(807)	(231)
Comprehensive Income									$ 6,338	$ 5,803	$ 7,646